Subsequent Events (Details) 10-Q - USD ($)	Aug. 14, 2026	Jul. 23, 2026	Jun. 15, 2026	Jun. 14, 2026
Subsequent Event [Line Items]
Sale Of Stock Aggregate Consideration To Be Received On Transaction				$ 50,000,000
Sale of Stock, Tranche Two [Member] | Apeiron Investment Group Limited [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity			$ 8,500,000
Subsequent Event | Sale of Stock, Tranche Two [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 11,749,998
Subsequent Event | Sale of Stock, Tranche Two [Member] | Apeiron Investment Group Limited [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity		$ 11,700,000
Subsequent Event | Sale of Stock, Tranche Three [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	$ 13,300,000
Subsequent Event | Sale of Stock, Tranche Three [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	5,000,000
Subsequent Event | Sale of Stock, Tranche Three [Member] | Apeiron Investment Group Limited [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	$ 8,300,000